Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 858	$ 606
Less: Accumulated depreciation	(464)	(391)
Total property and equipment, net	394	215
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	167	159
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	603	388
Fixtures and vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	47	43
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 41	$ 16